Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
Income Taxes

11. Income Taxes

There is no provision for income taxes because the Company has incurred operating losses since inception. At June 30, 2013, the Company has concluded that it is more likely than not that the Company may not realize the benefit of its deferred tax assets due to its history of losses. Accordingly, the net deferred tax assets have been fully reserved.

The Company recorded deferred tax assets of approximately $49,447,000 and $34,534,000 as of December 31, 2012 and 2011, respectively, which have been fully offset by a valuation allowance due to uncertainties surrounding its ability to generate future taxable income to realize these assets. The deferred tax assets are primarily composed of federal and state tax net operating loss, or NOL carryfowards, start-up expenditures and R&D credit carryforwards. As of December 31, 2012, the Company has federal NOL carryforwards of approximately $96,000,000, which will expire at various times through 2032. At December 31, 2012, the Company has federal and state tax credit carry-forwards of approximately $3,500,000 and $3,100,000 available to reduce future federal and state tax liability, respectively. The federal tax credits begin to expire in 2026. Under California law, California tax credits do not have an expiration date.

In general, if the Company experiences a greater than 50 percentage point aggregate change in ownership of certain significant stockholders over a three-year period (a "Section 382 ownership change"), utilization of its pre-change NOL carryforwards are subject to an annual limitation under Section 382 of the Internal Revenue Code (and similar state laws). The annual limitation generally is determined by multiplying the value of the Company's stock at the time of such ownership change (subject to certain adjustments) by the applicable long-term tax-exempt rate. Such limitations may result in expiration of a portion of the NOL carryforwards before utilization and may be substantial. The Company has determined that ownership changes have occurred in prior years which, after limitations, will likely result in approximately $800,000 of its NOL carryforwards expiring unutilized. Accordingly, the related deferred tax assets and corresponding valuation allowance have been removed from the components of deferred tax assets. The ability of the Company to use its remaining NOL carryforwards may be further limited or lost if the Company experiences a Section 382 ownership change in connection with this offering or as a result of future changes in its stock ownership.

The components of deferred tax assets at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Net operating losses	$38,131,000	$22,809,000
Research & development credits	4,771,000	3,711,000
Start-up expenditures	5,661,000	6,108,000
Stock compensation	518,000	198,000
Depreciation	237,000	79,000
Accruals	129,000	96,000
Deferred revenue	—	1,533,000
Valuation allowance	(49,447,000)	(34,534,000)

Total deferred income taxes	$—	$—

The components of the net income tax benefit for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Benefit for income taxes
Current	$—	$—	$—
Deferred	14,913,000	4,840,000	6,536,000
Valuation allowance	(14,913,000)	(4,840,000)	(6,536,000)

Net income tax benefit	$—	$—	$—

A reconciliation of the difference between the benefit for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income tax benefit at statutory rate	$12,512,000	$3,791,000	$5,451,000
State income taxes	1,980,000	595,000	935,000
Research & development credits	542,000	2,926,000	—
Return to provision adjustments	475,000	(36,000)	(3,000)
Permanent items	(596,000)	(324,000)	(2,000)
Federal benefit of prior year state deferred items	—	(2,112,000)	155,000
Valuation allowance	(14,913,000)	(4,840,000)	(6,536,000)

Net benefit	$—	$—	$—

The reconciliation of the total gross amounts of unrecognized tax benefits, or UTBs, (excluding interest, penalties, and the federal tax benefit of state taxes related to UTBs) for the years ended December 31, 2012, 2011 and 2010, is as follows:

	2012	2011	2010
Balance at beginning of year	$655,000	$—	$—
Additions based on tax positions related to current year	187,000	655,000	—
Reductions for tax positions of prior years	—	—	—
Settlements	—	—	—

Balance at end of year	$842,000	$655,000	$—

If all of the UTBs were recognized, it would not impact the Company's effective tax rate because likely corresponding adjustments to deferred tax assets would be offset to recorded valuation allowances.

The Company's policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. There was no accrued interest and penalties associated with uncertain tax positions as of December 31, 2012, 2011 and 2010.